Financial Risk Management	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial Risk Management
35.	Financial Risk Management
(1) Financial risk management
The Group is exposed to market risk, credit risk and liquidity risk. Market risk is the risk related to the changes in market prices, such as foreign exchange rates and interest rates. The Group implements a risk management system to monitor and manage these specific risks.
The Group’s financial assets consist of cash and cash equivalents, financial instruments, investment securities, accounts receivable — trade and other, etc. Financial liabilities consist of accounts payable — trade and other, borrowings, debentures, lease liabilities and others.

1)	Market risk
(i)    Currency risk
The Group incurs exchange position due to revenue and expenses from its global operations. Major foreign currencies where the currency risk occur are USD, EUR and JPY. The Group determines the currency risk management policy after considering the nature of business and the presence of methods that mitigate the currency risk for each Group entities. Currency risk occurs on forecasted transactions and recognized assets and liabilities which are denominated in a currency other than the functional currency of each Group entity. The Group manages currency risk arising from business transactions by using currency forwards, etc.

Monetary assets and liabilities denominated in foreign currencies as of December 31, 2021 are as follows:

(In millions of won, thousands of foreign currencies)
	Assets			Liabilities
	Foreign currencies	Won equivalent		Foreign currencies	Won equivalent
USD	52,331	￦	62,038	1,527,169	￦	1,810,459
EUR	59		80	—		—
JPY	—		—	87,837		905
Others	—		172	—		145

		￦	62,290		￦	1,811,509

In addition, the Group has entered into cross currency swaps to hedge against currency risk related to foreign currency borrowings and debentures. (See note 22)
As of December 31, 2021, a hypothetical change in exchange rates by 10% would have increased (decreased) the Group’s income before income tax as follows:

(In millions of won)
	If increased by 10%		If decreased by 10%
USD	￦	2,830	(2,830)
EUR		8	(8)
JPY		(90)	90
Others		2	(2)

	￦	2,750	(2,750)

(ii)    Interest rate risk
The interest rate risk of the Group arises from borrowings, debentures and long-term payables — other. Since the Group’s interest bearing assets are mostly fixed-interest bearing assets, the Group’s revenue and operating cash flows from the interest-bearing assets are not influenced by the changes in market interest rates.
The Group performs various analysis to reduce interest rate risk and to optimize its financing. To minimize risks arising from changes in interest rates, the Group takes various measures such as refinancing, renewal, alternative financing and hedging.
As of December 31, 2021, floating-rate borrowings and debentures amount to

~~￦~~

37,500 million and

~~￦~~

355,650 million, respectively, and the Group has entered into interest rate swaps to hedge interest rate risk related to the floating-rate borrowings and debentures as described in note 22. Therefore, income before income taxes for the year ended December 31, 2021 would not have been affected by the changes in interest rates of floating-rate borrowings and debentures.
As of December 31, 2021, the floating-rate long-term payables — other are

~~￦~~

2,090,715 million. If the interest rate increases (decreases) 1%p with all other variables held constant, income before income taxes for the year ended December 31, 2021, would change by

~~￦~~

20,907 million in relation to the floating-rate long-term payables — other that are exposed to interest rate risk.
Interest rate benchmark reform and associated risks
A fundamental reform of major interest rate benchmarks is being undertaken globally, including the replacement of some interbank offered rates (IBORs) with alternative nearly risk-free rates (referred to as ‘IBOR reform’). Especially, in the case of LIBOR, all of the calculations were suspended as of December 31, 2021, except for the overnight, one month, three months, six months, and 12 months of USD LIBOR, and the aforementioned five USD LIBORs will also be suspended as of June 30, 2023. The alternative interest rate benchmark of USD LIBOR is the Secured Overnight Financing Rate(“SOFR”). Meanwhile, in case of Korean CD rate, the alternative interest rate benchmark has selected as Korea Overnight Financing Repo Rate(“KOFR”) and as part of interest rate benchmark reform, the interest rate has been disclosed through Korea Securities Depository since November 26, 2021. KOFR is calculated using the overnight RP rate as collateral for government bonds and monetary stabilization bonds. However, unlike LIBOR, calculation of CD rate will not be suspended, it is unclear when and how the transition to KOFR will take place.
The Group plans to include fallback clauses into financial instruments relating to LIBOR to which calculation has not been suspended yet, or change their LIBOR directly to alternative interest rates before the calculation is suspended. Meanwhile, The Group is closely monitoring market trends for CD rate-related financial instruments.
The Group’s financial instruments exposed to the risk arising from interest rate benchmark reform as of December 31, 2021 are indexed to the USD LIBOR. The Group is exposed to legal risk to amend the terms of contracts on the financial instruments subject to interest rate benchmark reform as well as process and operation risks to manage such amendments. In addition, the Group is exposed to the risk of monitoring the market trend regarding the alternative interest rate and establishing the corresponding risk management strategy. If the IBOR is designated as the hedged item, the Group is required to replace it to an alternative benchmark interest and review the effects on the hedging relationship. In addition, the Group is exposed to the risk of minimizing hedge ineffectiveness by aligning the method and timing of the transition to the alternative benchmark interest applied to the hedged item and the hedging instrument.
The Group evaluates the extent to which contracts reference IBOR cash flows, whether such contracts will need to be amended as a result of IBOR reform and how to manage communication about IBOR reform with counterparties.
Non-derivative
financial liabilities
The Parent Company’s
non-derivative
financial liabilities subject to Interest rate benchmark reform as of December 31, 2020 were floating-rate bonds indexed to USD LIBOR. As explained above, the Group is discussing with the counterparty about including the fallback clauses as of December 31, 2021.
Derivatives
The Group’s most derivative instruments designated as cash flow hedge are governed by contracts based on the International Swaps and Derivatives Association (ISDA)’s master agreements. As part of interest rate benchmark reform, ISDA has included a new fallback clause regarding which alterative benchmark interest rate to be applied when the calculation of major IBOR is suspended in the master agreement. The master agreement is applied to derivative contracts after January 25, 2021 and the transaction parties is required to adhere to ISDA protocol to include the same fallback clause to derivative contracts before January 25, 2021. The Group has adhered to ISDA protocol for transition to the alternative benchmark interest rate and the fallback clause will be included when counterparties adhere to the protocol to include. The Group’s counterparties have adhered to ISDA protocol and agreed to include the fallback clause.
Hedge accounting
The Group’s hedged items and hedging instruments as of December 31, 2021 are indexed to USD LIBOR. These benchmark rates are quoted each day and the IBOR cash flows are exchanged with counterparties as usual.

2)	Credit risk
The maximum credit exposure as of December 31, 2021 and 2020 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2020
Cash and cash equivalents	￦	872,550	1,369,423
Financial instruments		509,052	1,427,845
Investment securities		2,077	4,154
Accounts receivable — trade		1,921,617	2,214,353
Contract assets		118,278	148,281
Loans and other receivables		1,195,917	1,738,003
Derivative financial assets		217,594	164,695

	￦	4,837,085	7,066,754

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations. To manage credit risk, the Group evaluates the credit worthiness of each customer or counterparty considering the party’s financial information, its own trading records and other factors. Based on such information, the Group establishes credit limits for each customer or counterparty.
(i) Accounts receivable — trade and contract assets
The Group establishes a loss allowance in respect of accounts receivable — trade and contract assets. The main components of this allowance are a specific loss component that relates to individually significant exposures and a collective loss component established for groups of similar assets in respect of losses that are expected to occur. The collective loss allowance is determined based on historical data of collection statistics for similar financial assets. Details of changes in loss allowance for
the year ended December 31, 2021 are included in note 6.
(ii) Debt investments
The credit risk arises from debt investments included in

~~￦~~

509,052 million of financial instruments,

~~￦~~

2,077 million of investment securities and

~~￦~~

1,195,917 million of loans and other receivables. To limit the exposure to this risk, the Group transacts only with financial institutions with credit ratings that are considered to be low credit risk.
Most of the Group’s debt investments are considered to have a low risk of default and the borrower has a strong capacity to meet its contractual cash flow obligations in the near term. Thus the Group measured the loss allowance for the debt investments at an amount equal to
12-month
expected credit losses.
Meanwhile, the Group monitors changes in credit risk at each reporting date. The Group recognized the loss allowance at an amount equal to lifetime expected credit losses when the credit risk on the debt investments is assumed to have increased significantly if it is more than 30 days past due.

The Group’s maximum exposure to credit risk is equal to each financial asset’s carrying amount. The gross carrying amounts of each financial asset except for the accounts receivable — trade and derivative financial assets as of December 31, 2021 are as follows.

(In millions of won)
	Financial assets at FVTPL		Financial assets at FVOCI	At amortized cost
				12-month ECL	Lifetime ECL — not credit impaired	Lifetime ECL — credit impaired
Gross amount	￦	850,227	1,177	754,918	43,643	149,091
Loss allowance		—	—	(2,787)	(6,190)	(83,033)

Carrying amount	￦	850,227	1,177	752,131	37,453	66,058

Changes in the loss allowance for the debt investments for the year ended December 31, 2021 are as follows:

(In millions of won)
	12-month ECL		Lifetime ECL — not credit impaired	Lifetime ECL — credit impaired	Total
December 31, 2020	￦	3,751	7,995	88,819	100,565
Remeasurement of loss allowance, net(*)		316	2,885	2,800	6,001
Transfer to lifetime ECL — not credit impaired		(306)	306	—	—
Transfer to lifetime ECL — credit impaired		(980)	(2,555)	3,535	—
Amounts written off		—	—	(16,429)	(16,429)
Recovery of amounts written off		6	—	10,495	10,501
Business combination		—	—	358	358
Spin-off		—	(2,441)	(6,545)	(8,986)

December 31, 2021	￦	2,787	6,190	83,033	92,010

(*)	Includes amounts related to discontinued operations.
(iii) Cash and cash equivalents
The Group has

~~￦~~

872,550 million as of December 31, 2021 (

~~￦~~

1,369,423 million as of December 31, 2020) cash and cash equivalents with banks and financial institutions above specific credit ratings. Impairment on cash and cash equivalents has been measured on a
12-month
expected loss basis and reflects the short maturities of the exposures. The Group considered that its cash and cash equivalents have low credit risk based on the credit ratings of the counterparties assigned by external credit rating agencies.

3)	Liquidity risk
The Group’s approach to managing liquidity is to ensure that it will always maintain sufficient cash and cash equivalents balances and have enough liquidity through various committed credit lines. The Group maintains enough liquidity within credit lines through active operating activities.

Contractual maturities of financial liabilities as of December 31, 2021 are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Accounts payable — trade	￦	190,559	190,559	190,559	—	—
Borrowings(*)		407,185	420,503	59,864	360,639	—
Debentures(*)		8,426,683	9,479,976	1,603,760	4,987,959	2,888,257
Lease liabilities		1,534,282	1,653,416	359,356	989,603	304,457
Accounts payable — other and others(*)		5,524,692	5,636,104	3,917,356	1,534,636	184,112

	￦	16,083,401	17,380,558	6,130,895	7,872,837	3,376,826

(*)	Includes interest payables.
The Group does not expect that the cash flows included in the maturity analysis could occur significantly earlier or at different amounts.
As of December 31, 2021, periods in which cash flows from cash flow hedge derivatives are expected to occur are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Assets	￦	182,661	188,759	27,248	135,409	26,102
Liabilities		(111)	(111)	(52)	(59)	—

	￦	182,550	188,648	27,196	135,350	26,102

(2)	Capital management
The Group manages its capital to ensure that it will be able to continue as a business while maximizing the return to shareholders through the optimization of its debt and equity structure. The overall strategy of the Group is the same as that of the Group as of and for the year ended December 31, 2020.
The Group monitors its debt-equity ratio as a capital management indicator. This ratio is calculated as total liabilities divided by total equity from the consolidated financial statements.
Debt-equity ratio as of December 31, 2021 and 2020 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2020
Total liabilities	￦	18,576,139	23,510,714
Total equity		12,335,138	24,396,243

Debt-equity ratios		150.60%	96.37%

(3)	Fair value

1)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2021 are as follows:

(In millions of won)	December 31, 2021
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL	￦	1,598,321	55,455	1,359,915	182,951	1,598,321
Derivative hedging instruments		182,661	—	182,661	—	182,661
FVOCI		1,511,605	1,344,434	—	167,171	1,511,605

	￦	3,292,587	1,399,889	1,542,576	350,122	3,292,587

Financial liabilities that are measured at fair value:
FVTPL	￦	321,025	—	—	321,025	321,025
Derivative hedging instruments		111	—	111	—	111

	￦	321,136	—	111	321,025	321,136

Financial liabilities that are not measured at fair value:
Borrowings	￦	407,185	—	392,237	—	392,237
Debentures		8,426,683	—	8,679,472	—	8,679,472
Long-term payables — other		2,009,833	—	2,010,852	—	2,010,852

	￦	10,843,701	—	11,082,561	—	11,082,561

2)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2020 are as follows:

(In millions of won)	December 31, 2020
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
FVTPL(*)	￦	2,622,145	60,473	2,291,355	270,317	2,622,145
Derivative hedging instruments		65,136	—	65,136	—	65,136
FVOCI		1,455,441	885,452	—	569,989	1,455,441

	￦	4,142,722	945,925	2,356,491	840,306	4,142,722

Financial liabilities that are measured at fair value:
FVTPL	￦	333,099	—	—	333,099	333,099
Derivative hedging instruments		42,061	—	42,061	—	42,061

	￦	375,160	—	42,061	333,099	375,160

Financial liabilities that are not measured at fair value:
Borrowings	￦	2,138,923	—	2,282,316	—	2,282,316
Debentures		8,579,743	—	9,085,324	—	9,085,324
Long-term payables — other		1,566,954	—	1,582,805	—	1,582,805

	￦	12,285,620	—	12,950,445	—	12,950,445

(*)	Some of the financial assets measured at amortized cost were reclassified to financial assets measured at FVTPL.

The above information does not include fair values of financial assets and liabilities of which fair values have not been measured as carrying amounts are reasonable approximation of fair values.
Fair value of the financial instruments that are traded in an active market (financial assets at FVOCI and financial assets at FVTPL) is measured based on the bid price at the end of the reporting date.
The Group uses various valuation methods for determination of fair value of financial instruments that are not traded in an active market. Derivative financial contracts and long-term liabilities are measured using the discounted present value methods. Other financial assets are determined using the methods such as discounted cash flow and market approach. Inputs used to such valuation methods include swap rate, interest rate, and risk premium, and the Group performs valuation using the inputs which are consistent with natures of assets and liabilities measured.
Interest rates used by the Group for the fair value measurement as of December 31, 2021 are as follows:

Interest rate
Derivative instruments	0.32% ~ 3.90%
Borrowings and debentures	1.64% ~ 2.33%
Long-term payables — other	1.62% ~ 2.39%

3)
There have been no transfers between Level 2 and Level 1 for the
year ended December 31, 2021. The changes of financial assets classified as Level 3 for the year ended December 31, 2021 are as follows:

(In millions of won)
	Balance at January 1, 2021		Gain (loss) for the year(*1)	OCI	Acquisition	Disposal	Transfer	Spin-off	Balance at December 31, 2021
Financial assets
FVTPL	￦	270,317	21,973	7,318	128,517	(75,238)	(37,564)	(132,372)	182,951
FVOCI(*2)		569,989	—	38,520	11,019	(24,921)	(369,185)	(58,251)	167,171

	￦	840,306	21,973	45,838	139,536	(100,159)	(406,749)	(190,623)	350,122

Financial liabilities
FVTPL	￦	(333,099)	(8,036)	—	(217,736)	—	—	237,846	(321,025)

(*1)	Includes amounts related to discontinued operations.

(*2)
The transfer for the year ended December 31, 2021 includes
W
368,000 million transferred to FVOCI classified by Level 1 as part of the equity instruments held by
K-net
Culture and Contents Venture Fund were listed on Korea Exchange.

(4)	Enforceable master netting agreement or similar agreement
Carrying amounts of financial instruments recognized of which offset agreements are applicable as of December 31, 2021 and 2020 are as follows:

(In millions of won)	December 31, 2021
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the statements of financial position
Financial assets:
Accounts receivable — trade and others	￦	197,828	(189,424)	8,404
Financial liabilities:
Accounts payable — other and others	￦	200,849	(189,424)	11,425

(In millions of won)	December 31, 2020
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the statements of financial position	Relevant financial instruments not offset	Net amount
Financial assets:
Derivative instruments(*)	￦	8,015	—	8,015	(453)	7,562
Accounts receivable — trade and others		317,332	(203,403)	113,929	—	113,929

	￦	325,347	(203,403)	121,944	(453)	121,491

Financial liabilities:
Derivative instruments(*)	￦	453	—	453	(453)	—
Accounts payable — other and others		301,996	(203,403)	98,593	—	98,593

	￦	302,449	(203,403)	99,046	(453)	98,593

(*)	The balance represents the net amount under the standard terms and conditions of International Swaps and Derivatives Association.